Earnings Per Share - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Profit attributable to equity holders of the Company	¥ 3,192	¥ 2,698	¥ 6,342
Weighted average number of shares	15,104,893,522	14,467,585,682	14,467,585,682
Potentially dilutive options	0	0	0
Potentially dilutive other instruments	0	0	0